Other Expenses/(Income), Net (Details) - Schedule of other expenses/(income), net - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Other Expenses Income Net Abstract
Exchange losses	¥ (3,179)	¥ 2,316	¥ 3,703
Provision for doubtful accounts, net		3,406	(836)
Impairment of intangible asset		348
Government grants	(594)	(2,851)	(1,289)
Loss on equity method investment			833
Others	79	109	464
Total	¥ (3,694)	¥ 3,328	¥ 2,875